Segment Disclosures Recon from Modified EBITDA to Net Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA Earnings Loss	$ 3,616	$ 3,864	$ 4,003
Accretion expense associated with asset retirement obligations for nonregulated operations	(33)	(31)	(28)
Depreciation and amortization expenses	(1,700)	(1,720)	(1,702)
Impairment of goodwill	0	0	(1,098)
Equity earnings (losses)	434	397	335
Impairment of equity-method investments (Note 16)	0	(430)	(1,359)
Other investing income (loss) – net	281	29	2
Proportional Modified EBITDA of equity-method investments	(795)	(754)	(699)
Interest Expense	(822)	(916)	(811)
(Provision) benefit for income taxes	(6)	80	(1)
Net income (loss)	975	519	(1,358)
Operating Segments [Member] | Northeast G&P [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA Earnings Loss	819	853	770
Proportional Modified EBITDA of equity-method investments	(452)	(357)	(359)
Operating Segments [Member] | Atlantic-Gulf [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA Earnings Loss	1,238	1,621	1,539
Proportional Modified EBITDA of equity-method investments	(264)	(287)	(257)
Operating Segments [Member] | West [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA Earnings Loss	412	1,544	1,481
Proportional Modified EBITDA of equity-method investments	(79)	(110)	(83)
Operating Segments [Member] | NGL & Petchem Services [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA Earnings Loss	1,161	(145)	218
Proportional Modified EBITDA of equity-method investments	0	0	0
Other [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA Earnings Loss	$ (14)	$ (9)	$ (5)